Cover	May 08, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2020
Entity File Number	001-35565
Entity Registrant Name	ABBVIE INC.
Entity Central Index Key	0001551152
Entity Tax Identification Number	32-0375147
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 North Waukegan Road
Entity Address, City or Town	North Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60064-6400
City Area Code	847
Local Phone Number	932-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ABBV
Security Exchange Name	CHX
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ABBV
Security Exchange Name	NYSE